Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of Significant shareholders

	% of voting rights attached		% of voting rights through
	to the shares		financial instruments		% of total
Name or company name of shareholder	Direct	Indirect	Direct	Indirect	voting rights
Armistice Capital Master Fund Ltd	1.06%	—%	—%	—%	1.06%
BlackRock, Inc.	—%	3.38%	—%	0.90%	4.27%
Deria, S.L.	15.20%	—%	—%	—%	15.20%
Flat Footed Llc.	—%	3.13%	—%	—%	3.13%
Mason Capital Master Fund L.P.	—%	3.17%	—%	—%	3.17%
Ponder Trade, S.L.	7.09%	—%	—%	—%	7.09%
Scranton Enterprises, B.V.	8.40%	—%	—%	—%	8.40%

Ordinary shares
Equity
Schedule of movement in treasury stock

	No. of Class A shares	Millions of Euros
Balance at 1 January 2025	3,944,430	90
Disposal Class A shares	(166,208)	(4)
Balance at 31 December 2025	3,778,222	86

Share capital
Equity
Schedule of movement in outstanding shares

	Reference	Class A shares	Class B shares
Balance at 1 January 2025		422,185,368	258,223,736
(Acquisition) / disposal of treasury stock	Note 15(d)	166,208	—
Balance at 31 December 2025		422,351,576	258,223,736

	Reference	Class A shares	Class B shares
Balance at 1 January 2024		422,185,368	256,906,911
(Acquisition) / disposal of treasury stock	Note 15(d)	—	1,316,825
Balance at 31 December 2024		422,185,368	258,223,736

Schedule of distribution of profit including dividends

	Millions of Euros
	31/12/2025	31/12/2024
Voluntary reserve	31	(83)
Dividends	161	—
Results of the Parent	192	(83)

Millions of Euros
Distribution base:	31/12/2025
Profit for the year	192

Treasury stock | Preference shares
Equity
Schedule of movement in treasury stock

	No. of Class B shares	Millions of Euros
Balance at 1 January 2025	3,201,374	45
Disposal Class B shares	—	—
Balance at 31 December 2025	3,201,374	45

	No. of Class B shares	Millions of Euros
Balance at 1 January 2024	4,518,199	63
Disposal Class B shares	(1,316,825)	(18)
Balance at 31 December 2024	3,201,374	45